Segmental analysis - Balance sheet by business (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers	£ 72,614	£ 91,177
Customer accounts	215,948	205,241
MSS
Disclosure of operating segments [line items]
Loans and advances to customers	2,785	2,016
Customer accounts	45,320	34,243
GB
Disclosure of operating segments [line items]
Loans and advances to customers	37,523	37,685
Customer accounts	79,606	74,179
GBM Other
Disclosure of operating segments [line items]
Loans and advances to customers	115	197
Customer accounts	5,903	4,355
CMB
Disclosure of operating segments [line items]
Loans and advances to customers	25,219	23,529
Customer accounts	55,749	50,297
WPB
Disclosure of operating segments [line items]
Loans and advances to customers	6,826	27,574
Customer accounts	29,211	41,939
Corporate Centre
Disclosure of operating segments [line items]
Loans and advances to customers	146	176
Customer accounts	£ 159	£ 228